Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Collaboration revenue:
License and milestone	$ 9,696	$ 74,406
Cost-sharing, net	5,558	4,760
Contract manufacturing		1,745
Total revenue	15,254	80,911
Costs and expenses:
Research and development	35,319	32,713
General and administrative	8,824	8,142
Cost of contract manufacturing revenue		1,500
Total costs and expenses	44,143	42,355
(Loss) income from operations	(28,889)	38,556
Other (expense) income:
Other expense, net	(2,255)	(485)
Interest income	91	17
Interest expense	(1,529)	(1,822)
Total other expense, net	(3,693)	(2,290)
Net income (loss)	(32,582)	36,266
Comprehensive income (loss)	(32,582)	36,266
Reconciliation of net loss to net loss applicable to common stockholders:
Net income (loss)	(32,582)	36,266
Accretion of dividends, interest, redemption value and issuance costs on redeemable convertible preferred stock	(27,061)	(21,757)
Net income (loss) applicable to participating securities		(12,645)
Net income (loss) applicable to common stockholders-basic	(59,643)	1,864
Net income (loss)	(32,582)	36,266
Accretion of dividends, interest, redemption value and issuance costs on redeemable convertible preferred stock	(27,061)	(21,757)
Net income (loss) applicable to participating securities		(12,395)
Net income (loss) applicable to common stockholders-diluted	$ (59,643)	$ 2,114
Net income (loss) per share applicable to common stockholders: (Note 2)
Basic (in dollars per share)	$ (24.84)	$ 0.80
Diluted (in dollars per share)	$ (24.84)	$ 0.78
Weighted-average number of common shares used in computing net loss per share applicable to common stockholders:
Basic (in shares)	2,401	2,328
Diluted (in shares)	2,401	2,716